Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 10,112	$ 10,009	$ 9,715
Less: accumulated depreciation and amortization	(6,460)	(5,799)	(4,464)
Total property and equipment, net	3,652	4,210	5,251
Pilot production equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,186	4,041	2,178
Lab equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,292	2,287	2,313
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,439	3,439	3,437
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			1,550
Computers and software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	21	157	152
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	85	$ 85	$ 85
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 89